Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 124.9% of Net Assets
	ABS Car Loan — 7.0%
$502,825	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$503,525
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,128,381
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2026-1, Class A3, 4.150%, 11/18/2032(a)	2,399,184
1,040,000	AutoNation Finance Trust, Series 2025-1A, Class A4, 4.760%, 6/10/2030(a)	1,042,290
2,290,000	AutoNation Finance Trust, Series 2026-2A, Class A3, 4.560%, 6/16/2031(a)	2,294,115
3,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	3,263,712
495,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A, 4.800%, 8/20/2029(a)	494,980
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,038,097
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	807,602
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,360,249
795,000	CarMax Auto Owner Trust, Series 2026-2, Class A3, 4.220%, 6/16/2031	790,295
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class C, 4.830%, 6/16/2031	1,713,456
186,364	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	185,799
2,705,922	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	2,696,430
1,362,035	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	1,365,031
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,636,120
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	445,234
1,125,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.750%, 6/10/2031	1,127,098
1,250,000	Chase Auto Owner Trust, Series 2024-1A, Class B, 5.160%, 11/26/2029(a)	1,260,617
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,843,116
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,223,904
970,000	Chase Auto Owner Trust, Series 2025-1A, Class A4, 4.380%, 10/25/2030(a)	967,104
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,044,025
1,633	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	1,634
820,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	814,263
635,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.730%, 9/15/2032	636,171
2,338,483	DT Auto Owner Trust, Series 2023-3A, Class C, 6.400%, 5/15/2029(a)	2,349,949
595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	601,017
970,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class B, 4.700%, 3/17/2031	970,348
1,936,693	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	1,942,505
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$935,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	$925,450
157,366	Flagship Credit Auto Trust, Series 2022-1, Class C, 3.060%, 3/15/2028(a)	157,268
956,759	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	956,981
757,524	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.480%, 10/16/2028(a)	758,377
477,516	Flagship Credit Auto Trust, Series 2024-3, Class A, 4.880%, 11/15/2028(a)	477,701
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	941,650
1,520,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030(a)	1,536,605
1,504,799	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,510,901
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	131,050
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,464,455
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	656,056
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,082,939
1,110,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C, 5.140%, 12/15/2031(a)	1,113,024
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,803,421
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	180,920
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	492,056
156,573	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	157,925
835,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	835,859
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,048,709
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	340,284
1,910,000	LAD Auto Receivables Trust, Series 2025-2A, Class B, 4.530%, 5/17/2032(a)	1,897,998
3,030,000	LAD Auto Receivables Trust, Series 2026-1A, Class A4, 4.050%, 12/15/2031(a)	2,984,395
1,100,000	LAD Auto Receivables Trust, Series 2026-2A, Class A3, 4.330%, 8/15/2031(a)	1,093,840
2,006,819	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090%, 10/16/2028(a)	2,022,875
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,571,514
362,539	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	363,099
800,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class B, 4.530%, 2/15/2031(a)	789,764
3,265,000	OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.490%, 12/14/2033(a)	3,233,272
895,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.190%, 5/15/2031(a)	885,470
250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	251,794

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$959,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class B, 4.806%, 7/17/2034(a)	$961,279
2,739,657	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	2,759,419
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	506,102
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	201,674
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	126,836
300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	303,103
1,510,000	SFS Auto Receivables Securitization Trust, Series 2025-3A, Class B, 4.440%, 11/20/2031(a)	1,500,164
1,475,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class C, 4.710%, 1/22/2030(a)	1,468,201
1,865,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class A3, 4.520%, 11/20/2029(a)	1,866,119
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,646,696
3,235,000	Toyota Auto Receivables Owner Trust, Series 2026-B, Class A3, 4.130%, 12/16/2030	3,223,024
193,009	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.310%, 9/15/2028(a)	193,410
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,741,649
3,155,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	3,182,232
308,870	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	309,098
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,234,294
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,004,327
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,341,756
870,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1, 4.080%, 9/18/2040(a)	863,446
740,000	Wheels Fleet Lease Funding LLC, Series 2026-1A, Class A2A, 4.300%, 4/18/2039(a)	739,087
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A4, 4.490%, 5/15/2030	1,046,525
		110,830,344
	ABS Credit Card — 0.4%
905,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	896,590
1,230,000	Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class A, 5.400%, 12/17/2035(a)	1,224,416
1,645,000	Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.840%, 9/15/2029(a)	1,636,628
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,923,823
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,049,485
		6,730,942
Principal Amount	Description	Value (†)
	ABS Home Equity — 3.8%
$1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	$1,350,915
62,187	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	62,077
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,714,197
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,483,569
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,389,728
462,565	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.335%, 5/19/2034(b)(c)	435,961
1,343,902	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,215,562
7,387,401	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.366%, 11/25/2048(a)(b)(c)(d)	85,298
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,056,988
502,911	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	495,198
165,503	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	163,909
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,566,675
357,283	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	345,585
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.679%, 9/25/2057(a)(b)	3,877,302
1,026,607	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	938,306
769,376	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	769,305
584,453	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	540,570
67,580	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	63,408
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	828,226
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,711,495
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,113,921
182,151	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	179,557
288,560	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	284,200
813,666	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	796,467
465	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	197
6,655	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	2,841
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
1,930,316	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	1,915,031
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,838,133

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$338,855	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	$332,379
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,977,198
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	5,010,986
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,621,762
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,123,829
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,246,484
319,826	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.228%, 11/25/2036(b)(c)	306,452
		59,843,711
	ABS Other — 12.2%
2,887,213	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	2,903,722
302,429	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	299,716
118,084	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	118,906
317,000	Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.930%, 10/15/2030(a)	316,606
180,000	Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.590%, 4/15/2031(a)	179,761
320,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	317,394
8,545,000	Affirm Master Trust, Series 2026-2A, Class A, 4.670%, 4/16/2035(a)	8,517,331
1,141,846	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,145,381
3,725,000	American Tower Trust, 5.490%, 3/15/2053(a)	3,755,645
3,996,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	3,987,145
2,642,500	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	2,405,210
1,189,101	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,181,541
1,000,000	Avant Loans Funding Trust, Series 2026-REV1, Class A, 4.520%, 5/15/2036(a)	990,168
1,495,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	1,490,545
440,220	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	436,452
1,180,664	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,186,540
140,431	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	141,724
768,460	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	765,324
252,175	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	251,994
828,838	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	824,020
2,620,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	2,639,047
1,783,284	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	1,783,784
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,995,000	ByzFunder Asset Securitization I LLC, Series 2026-1, Class A, 6.464%, 6/15/2032(a)	$1,989,423
573,418	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	564,645
600,000	Cherry Securitization Trust, Series 2026-1A, Class A, 5.430%, 1/17/2034(a)	601,408
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,751,025
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,376,674
1,789,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	1,765,030
1,405,000	Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.897%, 2/25/2056(a)	1,389,774
965,000	Credibly Asset Securitization II LLC, Series 2026-1A, Class A, 5.400%, 3/15/2032(a)	951,349
1,166,212	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,175,933
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,924,481
1,525,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	1,454,913
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	985,415
2,905,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	2,847,588
1,565,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	1,492,407
756,346	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	773,708
670,755	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	565,210
455,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class A, 5.850%, 6/15/2032(a)	455,790
2,198,586	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,263,067
450,375	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	456,039
930,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	931,614
1,810,615	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	1,796,997
1,240,000	GGAM Master Trust International Ltd., Series 2026-1A, Class A, 5.861%, 9/30/2060(a)	1,238,408
2,343,239	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,337,957
132,369	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	132,888
263,542	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	264,439
850,254	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	840,684
1,133,418	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	1,149,807
151,564	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	153,660
1,619,668	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	1,640,305
2,065,000	Hilton Grand Vacations Trust, Series 2026-2A, Class A, 4.830%, 3/27/2045(a)	2,068,895
162,624	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	160,421

Principal Amount	Description	Value (†)
	ABS Other — continued
$2,405,000	Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/2056(a)	$2,391,215
3,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	3,193,168
1,830,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	1,836,544
425,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	423,280
4,055,000	KCG Securitization II LLC, Series 2026-1A, Class A, 6.000%, 3/15/2032(a)	3,998,473
1,075,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	1,086,901
2,330,000	Lendmark Funding Trust, Series 2025-3A, Class A, 4.510%, 5/21/2035(a)	2,291,824
4,060,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,054,381
1,020,000	LMDV Issuer Co. LLC, Series 2026-1A, Class A2, 5.380%, 7/17/2056(a)	1,019,078
377,888	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	375,620
265,866	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	258,030
1,345,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	1,353,027
1,410,000	Mariner Finance Issuance Trust, Series 2025-BA, Class A, 4.590%, 11/22/2038(a)	1,398,637
24,047	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	24,070
1,356,905	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	1,328,886
1,630,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B, 5.590%, 8/20/2055(a)	1,623,696
3,255,000	MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.273%, 4/20/2056(a)	3,260,765
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	297,623
340,898	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	323,857
2,484,347	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,371,119
1,535,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.198%, 4/25/2056(a)	1,531,119
1,288,000	Mulligan Asset Securitization III LLC, Series 2026-1A, Class A, 5.864%, 5/15/2033(a)	1,288,000
329,063	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	320,358
510,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	513,111
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	587,888
740,000	Octane Receivables Trust, Series 2025-1A, Class B, 4.610%, 6/20/2031(a)	734,400
3,018,574	OneMain Financial Issuance Trust, Series 2021-1A, Class A1, 1.550%, 6/16/2036(a)	2,961,650
3,165,000	OneMain Financial Issuance Trust, Series 2026-1A, Class A, 4.980%, 7/14/2039(a)	3,176,476
1,926,377	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	1,929,263
583,873	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	579,087
1,255,957	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	1,243,580
Principal Amount	Description	Value (†)
	ABS Other — continued
$795,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class A, 4.614%, 9/15/2043(a)	$782,612
5,251,000	Purchasing Power Funding LLC, Series 2026-A, Class A, 4.370%, 8/15/2030(a)	5,194,153
3,510,000	Purchasing Power Funding LLC, Series 2026-A, Class B, 4.810%, 8/15/2030(a)	3,460,225
710,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.340%, 7/05/2056(a)	710,908
122,466	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	122,571
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	696,808
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	401,112
1,515,000	Regional Management Issuance Trust, Series 2025-2, Class B, 5.000%, 11/16/2037(a)	1,496,247
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,057,149
3,820,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,852,503
1,220,000	SCF Equipment Leasing LLC, Series 2025-2A, Class C, 4.820%, 6/20/2036(a)	1,190,151
1,415,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	1,425,158
2,379,037	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,410,233
3,195,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	3,141,052
4,675,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	4,699,223
231,069	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	231,958
463,993	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	463,503
3,150,013	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,992,543
1,630,101	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,613,862
872,230	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	820,179
1,457,091	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	1,432,164
94,757	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967%, 10/15/2041(a)	94,380
191,882	Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926%, 10/15/2041(a)	191,694
2,914,251	Stream Innovations Issuer Trust, Series 2026-1A, Class A, 4.780%, 8/15/2046(a)	2,876,884
99,728	Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870%, 7/20/2048(a)	95,967
310,982	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	287,668
792,901	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	689,461
278,050	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	241,313
293,964	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	268,576
757,963	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	748,195
288,553	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	291,860

Principal Amount	Description	Value (†)
	ABS Other — continued
$1,805,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.980%, 11/15/2027(a)	$1,809,216
1,380,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	1,382,557
3,464,333	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,375,493
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	890,573
585,000	Verizon Master Trust, Series 2024-6, Class B, 4.420%, 8/20/2030	584,023
3,145,000	Verizon Master Trust, Series 2026-2, Class A1A, 4.510%, 6/21/2032	3,146,425
1,011,585	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	987,648
1,038,174	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,041,123
2,608,805	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,446,498
76,733	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	77,722
4,765,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, 3/20/2055(a)	4,780,569
3,645,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	3,688,726
3,195,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	3,164,165
		193,268,086
	ABS Residential Mortgage — 0.0%
6,993	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,614
	ABS Student Loan — 1.1%
1,002,669	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	911,420
393,189	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	353,519
602,824	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	575,144
709,559	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	693,579
233,643	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	231,791
842,713	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	819,738
325,901	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	311,418
590,669	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	560,793
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,379,516
558,975	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	523,638
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	817,527
710,002	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	649,208
615,478	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	559,097
987,700	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	885,787
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,466,846
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$198,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.350%, 6/15/2032(b)	$197,314
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.360%, 6/15/2032(b)	49,992
81,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	80,992
1,238,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	1,237,872
110,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 6.450%, 9/15/2032(b)	110,000
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.470%, 9/15/2032(b)	129,000
298,047	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 4.540%, 2/15/2036(a)(b)	297,976
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	112,985
174,248	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	173,394
586,768	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	584,066
1,217,880	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,117,267
441,395	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	416,773
1,912,617	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,846,529
1,031,761	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	900,281
		17,993,462
	ABS Whole Business — 0.2%
2,870,000	SEB Funding LLC, Series 2026-1A, Class A2, 6.665%, 1/30/2056(a)	2,859,424
	Agency Commercial Mortgage-Backed Securities — 6.0%
5,263,368	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.215%, 7/25/2026(b)(c)(d)	138
6,209,034	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 1.017%, 8/25/2026(b)(c)(d)	2,976
18,265,589	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.343%, 9/25/2026(b)(c)(d)	2,573
82,909,855	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.166%, 10/25/2026(b)(c)(d)	1,560
17,645,555	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.749%, 11/25/2029(b)(d)	326,284
16,944,012	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.633%, 1/25/2030(b)(d)	757,126

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,177,241	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.698%, 1/25/2030(b)(d)	$518,624
13,471,954	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.809%, 3/25/2030(b)(d)	683,203
14,036,263	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.309%, 8/25/2030(b)(d)	579,788
253,359,436	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.248%, 1/25/2055(b)(d)	1,967,336
32,583,085	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.408%, 2/25/2032(b)(d)	512,076
78,920,351	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.404%, 3/25/2032(b)(d)	1,190,198
35,699,269	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.451%, 4/25/2055(b)(d)	654,150
45,770,865	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.437%, 4/25/2032(b)(d)	834,247
19,692,776	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.430%, 5/25/2032(b)(d)	346,622
66,161,370	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.353%, 6/25/2032(b)(d)	915,276
50,604,338	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.501%, 6/25/2032(b)(d)	1,058,390
81,879,757	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.404%, 8/25/2032(b)(d)	1,343,156
102,800,549	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.447%, 9/25/2032(b)(d)	1,977,276
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.330%, 11/25/2032(b)(d)	1,278,230
3,310,535	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.982%, 8/25/2034(b)(c)(d)	153,019
20,500,009	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.698%, 10/25/2034(b)(d)	719,407
51,299,302	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.621%, 5/25/2035(b)(d)	5,140,960
53,525,869	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.435%, 7/25/2035(b)(d)	4,547,237
13,317,353	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 1.100%, 1/25/2031(b)(d)	436,693
94,785,294	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 1.093%, 8/25/2036(b)(d)	6,780,125
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$120,529,953	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.155%, 8/25/2033(b)(d)	$399,581
21,597	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 4.246%, 12/25/2028(b)	21,572
9,027	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.226%, 7/25/2029(b)	9,026
5,246,771	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.000%, 8/25/2025(b)(c)(d)	51
12,395,773	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.202%, 12/25/2026(b)(c)(d)	3,325
22,228,458	Federal National Mortgage Association, Series 2019-M17, Class X, 0.419%, 8/25/2034(b)(c)(d)	209,998
6,100,888	Federal National Mortgage Association, Series 2020-M33, Class X, 1.960%, 6/25/2028(b)(c)(d)	63,076
14,651,417	Federal National Mortgage Association, Series 2020-M37, Class X, 1.072%, 4/25/2032(b)(d)	439,484
14,458,245	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.964%, 8/25/2034(b)(d)	678,229
10,433,139	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.734%, 6/25/2041(b)(c)(d)	228,160
21,014,792	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.657%, 8/25/2041(b)(d)	526,280
79,027,650	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.071%, 11/25/2041(b)(d)	1,248,076
2,405,204	Government National Mortgage Association, Series 2006-46, 0.480%, 4/16/2046(b)(c)(d)	22,704
1,166,642	Government National Mortgage Association, Series 2006-51, 0.944%, 8/16/2046(b)(c)(d)	19,825
3,481,764	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	415
1,489,651	Government National Mortgage Association, Series 2010-124, 1.008%, 12/16/2052(b)(c)(d)	19,355
203,991	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	7,716
970,589	Government National Mortgage Association, Series 2011-119, 0.096%, 8/16/2051(b)(c)(d)	3,266
466,633	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,040
15,417,349	Government National Mortgage Association, Series 2012-142, 0.147%, 4/16/2054(b)(c)(d)	38,900
3,272,070	Government National Mortgage Association, Series 2012-23, 0.235%, 6/16/2053(b)(c)(d)	21,786
3,275,724	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	32
2,495,536	Government National Mortgage Association, Series 2012-79, 0.420%, 3/16/2053(b)(c)(d)	20,944
6,679,381	Government National Mortgage Association, Series 2012-85, 0.578%, 9/16/2052(b)(c)(d)	58,878

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$627,322	Government National Mortgage Association, Series 2013-175, 0.109%, 5/16/2055(b)(c)(d)	$481
1,923,998	Government National Mortgage Association, Series 2014-101, 0.492%, 4/16/2056(b)(c)(d)	23,407
8,679,801	Government National Mortgage Association, Series 2014-130, Class IB, 0.167%, 8/16/2054(b)(c)(d)	26,129
1,976,208	Government National Mortgage Association, Series 2014-24, Class IX, 0.000%, 1/16/2054(b)(c)(d)	19
3,903,409	Government National Mortgage Association, Series 2014-70, 0.454%, 3/16/2049(b)(c)(d)	47,232
2,930,721	Government National Mortgage Association, Series 2014-86, 0.373%, 4/16/2056(b)(c)(d)	27,098
11,277,759	Government National Mortgage Association, Series 2015-120, 0.521%, 3/16/2057(b)(c)(d)	173,180
8,134,319	Government National Mortgage Association, Series 2015-146, Class IB, 0.115%, 7/16/2055(b)(c)(d)	24,970
4,116,765	Government National Mortgage Association, Series 2015-171, 0.797%, 11/16/2055(b)(c)(d)	126,617
4,822,438	Government National Mortgage Association, Series 2015-189, Class IG, 0.591%, 1/16/2057(b)(c)(d)	125,857
3,061,816	Government National Mortgage Association, Series 2015-21, 0.657%, 7/16/2056(b)(c)(d)	80,501
9,006,423	Government National Mortgage Association, Series 2015-32, 0.555%, 9/16/2049(b)(c)(d)	174,778
5,718,531	Government National Mortgage Association, Series 2015-6, 0.451%, 2/16/2051(b)(c)(d)	72,832
7,400,925	Government National Mortgage Association, Series 2015-68, 0.315%, 7/16/2057(b)(c)(d)	84,543
8,650,686	Government National Mortgage Association, Series 2015-70, 0.550%, 12/16/2049(b)(c)(d)	148,590
2,751,440	Government National Mortgage Association, Series 2015-73, 0.330%, 11/16/2055(b)(c)(d)	21,554
13,723,691	Government National Mortgage Association, Series 2016-132, 0.594%, 7/16/2056(b)(c)(d)	270,323
6,042,494	Government National Mortgage Association, Series 2016-143, 0.943%, 10/16/2056(c)(d)	289,098
3,229,402	Government National Mortgage Association, Series 2017-128, 0.835%, 12/16/2056(b)(c)(d)	151,202
19,976,684	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	686,303
18,609,990	Government National Mortgage Association, Series 2017-90, 0.665%, 1/16/2059(b)(d)	742,717
6,956,801	Government National Mortgage Association, Series 2018-110, 0.599%, 1/16/2060(b)(c)(d)	251,571
11,257,850	Government National Mortgage Association, Series 2018-129, 0.616%, 7/16/2060(b)(d)	416,346
4,096,770	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	262,533
11,105,227	Government National Mortgage Association, Series 2018-143, 0.507%, 10/16/2060(b)(d)	565,512
10,136,389	Government National Mortgage Association, Series 2018-2, 0.702%, 12/16/2059(b)(d)	432,074
26,234,795	Government National Mortgage Association, Series 2018-82, 0.442%, 5/16/2058(b)(d)	711,398
17,450,132	Government National Mortgage Association, Series 2018-96, 0.455%, 8/16/2060(b)(d)	527,465
16,453,365	Government National Mortgage Association, Series 2019-116, 0.619%, 12/16/2061(b)(d)	711,970
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$9,124,020	Government National Mortgage Association, Series 2019-75, 0.852%, 12/16/2060(b)(d)	$528,017
6,765,524	Government National Mortgage Association, Series 2019-94, 0.954%, 8/16/2061(b)(c)(d)	405,908
43,081,132	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,551,351
17,915,071	Government National Mortgage Association, Series 2020-128, 0.922%, 10/16/2062(b)(d)	1,179,811
26,513,618	Government National Mortgage Association, Series 2020-130, 1.018%, 8/16/2060(b)(d)	1,849,293
38,139,858	Government National Mortgage Association, Series 2020-136, 1.017%, 8/16/2062(b)(d)	2,737,824
33,024,534	Government National Mortgage Association, Series 2020-172, 1.126%, 9/16/2062(b)(d)	2,530,066
15,169,349	Government National Mortgage Association, Series 2020-174, 0.849%, 1/16/2063(b)(d)	941,531
34,745,612	Government National Mortgage Association, Series 2020-179, 1.012%, 9/16/2062(b)(d)	2,275,351
38,407,633	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,558,866
29,465,742	Government National Mortgage Association, Series 2020-26, 0.695%, 10/15/2061(b)(d)	1,273,648
8,437,176	Government National Mortgage Association, Series 2021-10, 0.995%, 5/16/2063(b)(d)	578,681
38,345,777	Government National Mortgage Association, Series 2021-106, 0.852%, 4/16/2063(b)(d)	2,432,886
37,754,340	Government National Mortgage Association, Series 2021-12, 0.956%, 3/16/2063(b)(d)	2,334,389
40,387,586	Government National Mortgage Association, Series 2021-128, 0.992%, 6/16/2061(b)(d)	2,524,935
50,322,056	Government National Mortgage Association, Series 2021-132, Class BI, 0.907%, 4/16/2063(b)(d)	3,320,254
49,796,726	Government National Mortgage Association, Series 2021-133, 0.883%, 7/16/2063(b)(d)	2,943,833
10,553,386	Government National Mortgage Association, Series 2021-145, 0.770%, 7/16/2061(b)(d)	585,227
44,170,472	Government National Mortgage Association, Series 2021-151, 0.907%, 4/16/2063(b)(d)	2,766,529
46,714,007	Government National Mortgage Association, Series 2021-163, 0.803%, 3/16/2064(b)(d)	2,616,176
19,309,921	Government National Mortgage Association, Series 2021-180, 0.917%, 11/16/2063(b)(d)	1,325,182
32,636,003	Government National Mortgage Association, Series 2021-20, 1.145%, 8/16/2062(b)(d)	2,510,166
32,491,341	Government National Mortgage Association, Series 2021-33, 0.844%, 10/16/2062(b)(d)	2,073,854
28,251,003	Government National Mortgage Association, Series 2021-40, 0.823%, 2/16/2063(b)(d)	1,659,633
43,058,652	Government National Mortgage Association, Series 2021-52, 0.720%, 4/16/2063(b)(d)	2,275,189
26,573,002	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,427,177
		94,152,466
	Collateralized Mortgage Obligations — 13.1%
1,001,610	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	963,183
700,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	699,646
95,939	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	10,917

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$30,739	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	$3,635
1,575,356	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 3.493%, 5/15/2036(b)(c)(d)	157,001
475,220	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.913%, 10/15/2036(b)(c)(d)	36,050
550,177	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 2.543%, 2/15/2038(b)(c)(d)	42,463
140,144	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 7.262%, 2/15/2038(b)(c)	149,413
131,437	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 7.501%, 2/15/2038(b)(c)	131,529
592,945	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.517%, 6/15/2048(b)(c)	548,026
118,811	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.927%, 12/15/2036(b)(c)	122,084
725,259	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.793%, 10/15/2040(b)(c)(d)	58,057
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 1.786%, 2/15/2041(b)(c)	122,726
634,274	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 2.193%, 9/15/2041(b)(c)(d)	48,623
882,841	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 5.463%, 8/15/2040(b)	879,705
426,475	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 2.443%, 8/15/2032(b)(c)(d)	14,449
3,476,575	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 2.443%, 11/15/2042(b)(c)(d)	392,873
1,544,533	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 1.926%, 6/15/2039(b)(c)(d)	145,731
847,607	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	155,575
2,647,023	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 2.393%, 4/15/2047(b)(c)(d)	247,739
1,090,433	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	185,308
8,309,196	Federal Home Loan Mortgage Corp., Series 4892, Class SI, REMICS, 2.258%, 2/25/2047(b)(d)	780,486
2,085,246	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	381,697
104,833	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.311%, 11/25/2044(b)(d)	18,400
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,430,690	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.671%, 4/15/2042(b)(d)	$800,828
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	246,075
13,563,328	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.371%, 12/15/2048(b)(d)	834,488
241,139	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.883%, 4/25/2052(b)(d)	8,743
8,594,602	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	8,659,160
9,871,719	Federal Home Loan Mortgage Corp., Series 5425, Class KB, REMICS, 6.000%, 6/25/2054	10,021,332
27,395,403	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	27,206,999
23,241,500	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	23,080,727
9,393,799	Federal Home Loan Mortgage Corp., Series 5531, Class SG, REMICS, 2.443%, 10/15/2048(b)(d)	873,908
9,751,022	Federal Home Loan Mortgage Corp., Series 5617, Class AP, REMICS, 4.500%, 1/25/2046	9,551,428
1,815,328	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. USD MTA + 1.400%, 5.144%, 7/25/2044(b)	1,778,215
16,651	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-63, Class 1A1, 1 yr. USD MTA + 1.200%, 4.944%, 2/25/2045(b)(c)	15,852
426,045	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	405,587
461,712	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 10.699%, 6/25/2035(b)(c)	527,839
429,500	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 10.479%, 6/25/2036(b)(c)	499,751
23,477	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 3.558%, 8/25/2036(b)(c)(d)	1,898
130,000	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 14.289%, 8/25/2036(b)(c)	165,275
383,552	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.535%, 8/25/2038(b)	371,445
105,891	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.774%, 11/25/2038(b)(c)	101,886
379,247	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.648%, 3/25/2039(b)(c)	349,555

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$42,385	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.918%, 12/25/2039(b)(c)	$39,035
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.993%, 11/25/2040(b)	249,040
1,758,559	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 2.108%, 6/25/2041(b)(c)(d)	120,381
853,543	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.758%, 3/25/2042(b)(c)(d)	94,031
455,879	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 2.208%, 3/25/2042(b)(c)(d)	40,257
2,088,416	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 2.258%, 9/25/2042(b)(c)(d)	197,292
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 3.055%, 7/25/2043(b)(c)	319,469
991,120	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.858%, 11/25/2043(b)(c)(d)	106,614
843,178	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 2.408%, 8/25/2042(b)(c)(d)	36,100
2,064,429	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	233,008
7,744,999	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 2.308%, 4/25/2044(b)(c)(d)	677,474
549,795	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 2.308%, 5/25/2044(b)(c)(d)	27,691
5,452,435	Federal National Mortgage Association, Series 2014-90, Class SA, REMICS, 2.408%, 1/25/2045(b)(d)	523,164
257,225	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 3.466%, 5/25/2041(b)(c)	206,440
4,103,271	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 2.358%, 4/25/2046(b)(c)(d)	275,819
4,293,618	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 2.358%, 10/25/2034(b)(c)(d)	205,159
5,446,336	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 2.358%, 9/25/2046(b)(d)	305,354
3,405,064	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 2.358%, 9/25/2046(b)(c)(d)	181,128
2,188,597	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 2.358%, 11/25/2046(b)(c)(d)	112,526
2,256,977	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 2.358%, 11/25/2046(b)(c)(d)	118,146
2,297,835	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.908%, 12/25/2046(b)(c)(d)	164,611
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$3,518,899	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 2.408%, 4/25/2047(b)(c)(d)	$202,466
28,700,005	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.208%, 8/25/2047(b)(d)	608,670
7,698,861	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,362,314
2,055,374	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	382,491
12,637,039	Federal National Mortgage Association, Series 2021-24, REMICS, 1.049%, 3/25/2059(b)(d)	658,975
10,719,750	Federal National Mortgage Association, Series 2023-45, Class S, REMICS, 2.408%, 1/25/2048(b)(d)	1,040,934
4,600,000	Federal National Mortgage Association, Series 2024-34, Class B, REMICS, 6.000%, 6/25/2054	4,699,425
12,437,126	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	12,347,715
31,187,939	Federal National Mortgage Association, Series 2025-114, Class AE, REMICS, 4.500%, 1/25/2056	30,578,932
18,000,000	Federal National Mortgage Association, Series 2026-24, Class CY, REMICS, 4.500%, 5/25/2055	17,361,540
130,373	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	13,658
33,310	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	4,223
140,314	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	16,025
88,157	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	9,983
360,020	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	53,109
147,443	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	22,177
83,335	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	13,094
190,698	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	30,696
81,881	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	14,826
88,144	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	13,212
124,346	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	21,822
106,245	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	14,498
56,066	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	7,843
71,036	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	10,899
42,854	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	6,987
13,501	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,243
366,107	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	52,433

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$140,481	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	$23,587
51,530	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	5,171
88,979	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	5,166
68,407	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	10,438
10,569	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,105
21,730	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 4.403%, 2/20/2060(b)(c)	21,546
13,812	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.111%, 5/20/2059(b)(c)	13,204
19,768	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.111%, 10/20/2060(b)(c)	19,497
22,454	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.261%, 12/20/2060(b)(c)	22,205
6,538	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.261%, 3/20/2061(b)(c)	6,467
7,846	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 4.361%, 10/20/2061(b)(c)	7,615
15,459	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.420%, 10/20/2061(b)(c)	15,050
4,249	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,803
29,700	Government National Mortgage Association, Series 2012-H22, Class HD, 5.309%, 1/20/2061(b)(c)	28,712
9,992,195	Government National Mortgage Association, Series 2013-148, Class DS, 1.932%, 10/16/2043(b)(c)(d)	596,590
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 4.754%, 5/20/2043(b)(c)	605,789
69,929	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.081%, 1/20/2063(b)(c)	67,622
13,289	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	12,228
486,093	Government National Mortgage Association, Series 2013-H13, Class SI, 1.296%, 6/20/2063(b)(c)(d)	17,951
842,821	Government National Mortgage Association, Series 2013-H16, Class AI, 1.467%, 7/20/2063(b)(c)(d)	20,389
137,800	Government National Mortgage Association, Series 2013-H18, Class EI, 1.901%, 7/20/2063(b)(c)(d)	11,484
98,990	Government National Mortgage Association, Series 2013-H18, Class JI, 1.348%, 8/20/2063(b)(c)(d)	1,563
21,060	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 4.361%, 8/20/2063(b)(c)	20,437
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$264,088	Government National Mortgage Association, Series 2014-H24, Class HI, 0.944%, 9/20/2064(b)(c)(d)	$10,739
833,602	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.546%, 10/20/2064(b)	815,961
35,064	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	33,085
138,733	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	134,505
3,358	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.041%, 5/20/2063(b)(c)	3,187
4,301	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 3.961%, 4/20/2063(b)(c)	4,154
3,983	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.729%, 3/20/2065(b)(c)	3,811
220	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.461%, 10/20/2065(b)(c)	215
162,221	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.581%, 9/20/2065(b)(c)	156,961
2,461	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.441%, 8/20/2061(b)(c)	2,403
261,201	Government National Mortgage Association, Series 2016-23, Class PA, 5.493%, 7/20/2037(b)(c)	257,816
2,622,713	Government National Mortgage Association, Series 2016-H01, Class AI, 2.018%, 1/20/2066(b)(c)(d)	90,711
3,187,639	Government National Mortgage Association, Series 2016-H09, Class JI, 1.952%, 4/20/2066(b)(c)(d)	130,702
93,784	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.404%, 8/20/2063(b)(c)	90,010
540,128	Government National Mortgage Association, Series 2016-H17, Class HA, 2.250%, 3/20/2066(c)	514,829
22,459	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.460%, 8/20/2066(b)(c)	21,276
10,068	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.931%, 6/20/2061(b)(c)	9,670
2,097,510	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	177,425
517,722	Government National Mortgage Association, Series 2017-H05, Class AI, 2.395%, 1/20/2067(b)(c)(d)	25,554
143,511	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.671%, 8/20/2068(b)(c)	136,088
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	212,314
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	244,517
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.797%, 2/20/2044(b)(c)(d)	727,073

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,730,953	Government National Mortgage Association, Series 2019-44, Class BS, 2.297%, 4/20/2049(b)(c)(d)	$131,543
6,564,617	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.454%, 4/20/2049(b)	6,300,993
6,829,317	Government National Mortgage Association, Series 2019-70, Class SK, 2.247%, 8/20/2043(b)(d)	642,646
2,134,585	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,035,705
406,889	Government National Mortgage Association, Series 2019-H06, Class HA, 2.800%, 4/20/2069(b)(c)	399,737
1,696,040	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050(c)(d)	317,446
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	2,621,456
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	822,066
401,045	Government National Mortgage Association, Series 2020-H11, Class GA, 1.250%, 7/20/2067(c)	395,933
16,821,398	Government National Mortgage Association, Series 2021-H03, 0.486%, 4/20/2070(b)(c)(d)	36,762
2,677,886	Government National Mortgage Association, Series 2021-H08, Class IA, 0.599%, 1/20/2068(b)(c)(d)	11,507
1,006,280	Government National Mortgage Association, Series 2021-H12, Class GA, 4.527%, 7/20/2071(b)(c)	989,251
427,037	Government National Mortgage Association, Series 2021-H17, 0.632%, 3/20/2070(b)(c)(d)	16,097
487,920	Government National Mortgage Association, Series 2021-H17, Class BA, 2.916%, 10/20/2071(b)(c)	473,584
43,738,658	Government National Mortgage Association, Series 2025-H03, Class IA, 1.141%, 1/20/2075(b)(d)	3,845,896
16,595,149	Government National Mortgage Association, Series 2025-H03, Class IC, 1.168%, 1/20/2075(b)(d)	1,320,891
11,677,459	Government National Mortgage Association, Series 2025-H04, Class GI, 1.197%, 1/20/2075(b)(d)	989,875
14,553,465	Government National Mortgage Association, Series 2025-H04, Class HI, 1.095%, 2/20/2075(b)(d)	1,189,236
31,117,129	Government National Mortgage Association, Series 2025-H07, Class LI, 1.173%, 2/20/2075(b)(d)	2,652,642
24,797,603	Government National Mortgage Association, Series 2025-H13, Class EI, 0.942%, 5/20/2075(b)(d)	1,856,671
13,454,778	Government National Mortgage Association, Series 2025-H13, Class IC, 1.046%, 5/20/2075(b)(d)	1,158,265
47,000,578	Government National Mortgage Association, Series 2025-H14, Class AI, 0.928%, 7/20/2075(b)(d)	3,684,309
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$21,556,635	Government National Mortgage Association, Series 2025-H22, Class AI, 0.991%, 10/20/2075(b)(d)	$1,750,162
31,955,012	Government National Mortgage Association, Series 2025-H23, Class ID, 1.046%, 10/20/2075(b)(d)	2,790,353
		207,354,887
	Mortgage Related — 72.0%
5,844,106	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	4,844,149
1,401,929	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,162,024
5,930,972	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	4,966,495
6,873,820	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	5,775,114
6,390,681	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	5,812,745
14,975,708	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	14,037,815
22,866,642	Federal Home Loan Mortgage Corp., 4.500%, 12/01/2054	21,918,472
7,521,506	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2055	7,645,754
15,129,277	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2055	15,479,001
13,778,318	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2055	14,257,836
926,763	Federal National Mortgage Association, 2.000%, 10/01/2050	729,159
284,486	Federal National Mortgage Association, 2.000%, 12/01/2050	223,829
3,535,666	Federal National Mortgage Association, 2.500%, 10/01/2050	2,981,697
5,279,134	Federal National Mortgage Association, 2.500%, 11/01/2051	4,427,925
11,588,190	Federal National Mortgage Association, 2.500%, 1/01/2052	9,691,433
8,022,779	Federal National Mortgage Association, 2.500%, 1/01/2052	6,733,030
71,742,301	Federal National Mortgage Association, 2.500%, 2/01/2052	60,075,783
4,623,273	Federal National Mortgage Association, 2.500%, 2/01/2052	3,883,009
632,667	Federal National Mortgage Association, 2.500%, 3/01/2052	529,787
1,768,398	Federal National Mortgage Association, 2.500%, 7/01/2053	1,483,820
8,132,921	Federal National Mortgage Association, 2.500%, 12/01/2061	6,644,143
91,524,459	Federal National Mortgage Association, 2.500%, 3/01/2062	74,896,296
36,741,254	Federal National Mortgage Association, 2.500%, 3/01/2062	30,015,610
18,279,825	Federal National Mortgage Association, 2.500%, 3/01/2062	14,933,564
70,956,319	Federal National Mortgage Association, 2.500%, 5/01/2062	58,064,975
55,163,993	Federal National Mortgage Association, 2.500%, 5/01/2062	45,065,430

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$10,504,813	Federal National Mortgage Association, 2.500%, 12/01/2063	$8,581,713
1,405,978	Federal National Mortgage Association, 3.000%, 10/01/2047	1,253,983
1,646,232	Federal National Mortgage Association, 3.000%, 7/01/2049	1,453,444
29,261,043	Federal National Mortgage Association, 3.000%, 2/01/2052	25,749,179
27,913,791	Federal National Mortgage Association, 3.000%, 2/01/2052	24,522,133
24,536,149	Federal National Mortgage Association, 3.000%, 6/01/2052	21,445,274
2,729,906	Federal National Mortgage Association, 3.000%, 6/01/2063	2,334,283
12,612,102	Federal National Mortgage Association, 3.000%, 12/01/2063	10,784,269
15,354,525	Federal National Mortgage Association, 3.000%, 6/01/2064	13,129,191
30,839,026	Federal National Mortgage Association, 3.500%, 9/01/2062	27,642,243
14,092,634	Federal National Mortgage Association, 3.500%, 12/01/2063	12,605,588
22,261,822	Federal National Mortgage Association, 3.500%, 6/01/2064	19,908,477
438,094	Federal National Mortgage Association, 4.000%, 1/01/2052	411,876
7,419,386	Federal National Mortgage Association, 5.500%, 10/01/2054	7,452,179
26,376,870	Federal National Mortgage Association, 5.500%, 7/01/2055	26,521,660
71,787,000	Government National Mortgage Association, TBA, 5.000%, 7/20/2056(e)	70,767,790
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
100,000,000	Uniform Mortgage-Backed Security, TBA, 4.000%, 9/01/2056(e)	93,359,137
110,000,000	Uniform Mortgage-Backed Security, TBA, 4.500%, 7/01/2056(e)	105,367,968
28,984,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 7/01/2056(e)	28,476,832
31,016,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 8/01/2056(e)	30,441,774
140,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 7/01/2056(e)	140,447,334
40,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 8/01/2056(e)	40,760,265
7,201,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 7/01/2056(e)	7,448,479
		1,137,143,974
	Non-Agency Commercial Mortgage-Backed Securities — 9.1%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,508,970
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,321,333
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,638,143
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,334,987
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	690,504
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,615,000	Bank, Series 2021-BN34, Class A5, 2.438%, 6/15/2063	$3,186,114
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,785,458
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,771,725
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,218,680
2,725,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	2,718,212
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,229,968
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,883,476
3,210,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.125%, 11/15/2042(a)(b)	3,217,022
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,573,171
1,939,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.465%, 1/17/2039(a)(b)	1,939,000
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	1,480,537
690,840	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	691,272
1,895,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.175%, 12/15/2042(a)(b)	1,900,330
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.069%, 3/15/2042(a)(b)	4,464,413
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	489,915
3,505,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	3,538,875
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,731,053
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,844,887
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	3,082,010
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,262,244
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,559,390
380,438	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.925%, 10/15/2042(a)(b)	381,270
202,258	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.225%, 10/15/2042(a)(b)	202,890
1,105,566	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	1,106,948
2,653,572	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,452,180
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	4,814,906
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,850,253

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.710%, 6/10/2047(b)	$1,262,025
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,731,033
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,394,304
4,021,542	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	3,828,410
451,483	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	442,444
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,899,355
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	3,343,789
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	711,750
600,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	598,026
226,054	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	223,832
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,361,507
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,465,626
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,886,620
1,035,037	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	999,447
3,180,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853%, 2/10/2047(a)(b)	3,288,521
2,945,000	NYC Commercial Mortgage Trust, Series 2026-9W57, Class A, 5.053%, 6/06/2040(a)(b)	2,931,822
3,115,000	RFR Trust, Series 2025-SGRM, Class A, 5.562%, 3/11/2041(a)(b)	3,132,121
2,260,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	2,287,173
1,606,458	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	963,810
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	130,000
540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.868%, 12/15/2039(a)(b)	540,169
2,870,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/2033(a)(b)	2,959,716
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,294,222
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	$4,934,638
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,732,033
		143,212,529
	Total Bonds and Notes (Identified Cost $2,037,931,037)	1,973,396,439

Collateralized Loan Obligations — 4.2%
1,239,638	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.825%, 7/20/2031(a)(b)	1,239,558
4,475,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.123%, 7/15/2036(a)(b)	4,460,828
3,300,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.423%, 7/15/2036(a)(b)	3,301,270
3,125,000	Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, 3 mo. USD SOFR + 1.240%, 4.915%, 10/20/2038(a)(b)	3,126,506
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.973%, 1/15/2031(a)(b)	3,836,676
3,020,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.330%, 5.005%, 10/20/2038(a)(b)	3,025,436
1,530,000	Empower CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.310%, 4.985%, 7/20/2038(a)(b)	1,532,705
3,290,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.025%, 10/20/2038(a)(b)	3,293,580
3,185,000	Golub Capital Partners CLO 85M Ltd., Series 2026-85A, Class A1, 3 mo. USD SOFR + 1.370%, 5.024%, 2/09/2040(a)(b)	3,189,134
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.437%, 4/20/2031(a)(b)	3,005,606
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.275%, 1/20/2038(a)(b)	4,208,881
2,455,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.823%, 7/15/2037(a)(b)	2,455,000
4,710,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class AR, 3 mo. USD SOFR + 1.270%, 0.000%, 7/15/2039(a)(b)(g)	4,709,976
2,285,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class BR, 3 mo. USD SOFR + 1.750%, 0.000%, 7/15/2039(a)(b)(g)	2,284,922
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 4.995%, 3/06/2038(a)(b)	1,907,984
2,940,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	2,946,368
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.975%, 7/20/2038(a)(b)	7,655,952
5,130,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 4.965%, 4/20/2038(a)(b)	5,132,565

Principal Amount	Description	Value (†)

$1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.636%, 10/18/2031(a)(b)	$1,315,267
3,290,000	Wise CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.133%, 7/15/2037(a)(b)	3,294,955
	Total Collateralized Loan Obligations (Identified Cost $65,767,535)	65,923,169

Short-Term Investments — 3.6%
54,217,641	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $54,220,879 on 7/01/2026 collateralized by $55,026,300 U.S. Treasury Note, 3.500% due 1/31/2028 valued at $55,302,033 including accrued interest(h)	54,217,641
3,000,000	U.S. Treasury Bills, 3.607%, 8/04/2026(i)	2,989,773
	Total Short-Term Investments (Identified Cost $57,207,422)	57,207,414
	Total Investments — 132.7% (Identified Cost $2,160,905,994)	2,096,527,022
	Other assets less liabilities — (32.7)%	(516,876,286)
	Net Assets — 100.0%	$1,579,650,736

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$491,690,282 or 31.1% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Non-income producing security.
(g)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.
(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Swap Agreements
The Fund may enter into interest rate swaps. An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a centrally cleared ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At June 30, 2026, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
40,000,000	USD	6/05/2029	3.936%	12 mo. SOFR	$(7,220)	$(7,220)
50,000,000	USD	6/12/2030	3.962%	12 mo. SOFR	(119,111)	(119,111)
100,000,000	USD	4/03/2031	3.639%	12 mo. SOFR	1,104,315	1,104,315
Total					$977,984	$977,984

1	Payments are made quarterly.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$59,012,962	$830,749	$59,843,711
ABS Residential Mortgage	—	—	6,614	6,614
Agency Commercial Mortgage-Backed Securities	—	90,744,839	3,407,627	94,152,466
Collateralized Mortgage Obligations	—	190,818,510	16,536,377	207,354,887
Non-Agency Commercial Mortgage-Backed Securities	—	143,082,529	130,000	143,212,529
All Other Bonds and Notes(a)	—	1,468,826,232	—	1,468,826,232
Total Bonds and Notes	—	1,952,485,072	20,911,367	1,973,396,439
Collateralized Loan Obligations	—	65,923,169	—	65,923,169
Short-Term Investments	—	57,207,414	—	57,207,414
Total Investments	—	2,075,615,655	20,911,367	2,096,527,022
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	1,104,315	—	1,104,315
Total	$ —	$2,076,719,970	$20,911,367	$2,097,631,337

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	$ —	$(126,331)	$ —	$(126,331)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
ABS Home Equity	$1,012,556	$(21,494)	$(802)	$58,477	$ —	$(217,988)	$ —	$ —	$830,749	$36,963
ABS Residential Mortgage	7,622	—	92	(34)	—	(1,066)	—	—	6,614	—
Agency Commercial Mortgage-Backed Securities	4,194,490	(979,175)	(4,064)	(206,242)	58,020	(1,516)	346,114	—	3,407,627	(158,226)
Collateralized Mortgage Obligations	16,621,031	(1,470,364)	(43,253)	(1,225,684)	841,466	(4,602,785)	6,415,966	—	16,536,377	(1,344,974)
Non-Agency Commercial Mortgage-Backed Securities	1,300,000	—	—	(1,170,000)	—	—	—	—	130,000	(1,170,000)
Total	$23,135,699	$(2,471,033)	$(48,027)	$(2,543,483)	$899,486	$(4,823,355)	$6,762,080	$ —	$20,911,367	$(2,636,237)
Debt securities valued at $6,762,080 were transferred from Level 2 to Level 3 during the period ended June 30, 2026. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]	Market Discount	Discount Rate	1.00%	$85,298
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	3,157,536
		Market Discount	Discount Rate	3.00%	250,091
	Collateralized Mortgage Obligations[1]			1.00%	15,250,150
		Market Discount	Discount Rate	3.00%	1,286,227
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	11%	130,000
	Total				$20,159,302

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.